ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

September 6, 2024	Nicholas M. Coppola
T +1 212 596 9490
Nicholas.Coppola@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	DoubleLine ETF Trust (File No. 811-23746)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of DoubleLine ETF Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T is Post-Effective Amendment No. 9 to the Trust’s Registration Statement under the Securities Act and Amendment No. 13 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 9/13”), including: (i) the Prospectus for DoubleLine Multi-Sector Income ETF (the “Fund”); (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature page. The other series of the Trust may be offered through separate prospectuses and statements of additional information, and no information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that this Amendment No. 9/13 become effective seventy-five days after filing.

Please direct any questions regarding this filing to me at (212) 596-9490. Thank you for your attention in this matter.

Sincerely,

/s/ Nicholas Coppola
Nicholas Coppola

cc:	Adam D. Rossetti

Carolyn Liu-Hartman

Jeremy C. Smith

Michelle Huynh